NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of non controlling for interests [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Balance at the beginning of the year	19,777	27,624	25,522
Non-controlling interest in results of
Kibali Goldmines SA	(12,357)	(7,847)	2,102
Balance at the end of the year	7,420	19,777	27,624